Restricted Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Restricted Deposits [Abstract]
Restricted Deposits
Restricted deposits as of December 31, 2020 and 2021 are as follows:

			2020	2021
			In millions of won
Cash and cash equivalents	Escrow accounts	￦	544	—
	Deposits for government project and others		5,066	22,286
	Collateral provided for borrowings		117,747	264,813
	Collateral provided for lawsuit		42	42
	Deposits for transmission regional support program		5,469	5,921
	Deposits for other business purposes		—	3,050
Short-term financial instruments	Restriction on withdrawal related to ‘win-win growth program’ for small and medium enterprises and others		109,000	114,000
	Collateral provided for borrowings		—	11,745
Non-current financial assets at fair value through profit or loss	Decommissioning costs of nuclear power plants		577,481	531,720
Long-term financial instruments	Escrow accounts		76	70
	Guarantee deposits for banking accounts at oversea branches		306	333
	Collateral provided for borrowings		11,745	—
	Decommissioning costs of nuclear power plants		258,282	324,609
	Funds for developing small and medium enterprises (*)		210,000	10,000

		￦	1,295,758	1,288,589

(*)
As of December 31, 2020, it consisted of the deposits for small and medium enterprises at the Industrial Bank of Korea (IBK) and others for construction of Bitgaram Energy Valley and support for high potential businesses amounting to ￦200,000 million and the deposits were returned during the year ended December 31, 2021.